Capital and Reserves - Schedule of Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Number outstanding	25,752,266	24,606,732
Options outstanding, Weighted average remaining contractual life (years)	2 years 8 months 12 days	2 years 4 months 28 days
Options exercisable, Number outstanding	22,447,016	19,881,930
Options exercisable, Weighted average remaining contractual life (years)	2 years 4 months 24 days	2 years 1 month 20 days
Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.48	$ 0.48
Options outstanding, Number outstanding	450,000	450,000
Options outstanding, Weighted average remaining contractual life (years)	1 year 2 months 16 days	2 years 2 months 16 days
Options exercisable, Number outstanding	450,000	450,000
Options exercisable, Weighted average remaining contractual life (years)	1 year 2 months 16 days	2 years 2 months 16 days
Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.49	$ 0.49
Options outstanding, Number outstanding	5,105,000	6,034,000
Options outstanding, Weighted average remaining contractual life (years)	1 year 6 months 10 days	2 years 3 months 4 days
Options exercisable, Number outstanding	5,105,000	6,034,000
Options exercisable, Weighted average remaining contractual life (years)	1 year 6 months 10 days	2 years 3 months 4 days
Exercise Price Range 3 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.50	$ 0.50
Options outstanding, Number outstanding	2,316,666	2,323,332
Options outstanding, Weighted average remaining contractual life (years)	9 months 22 days	1 year 9 months 22 days
Options exercisable, Number outstanding	2,316,666	2,323,332
Options exercisable, Weighted average remaining contractual life (years)	9 months 22 days	1 year 9 months 22 days
Exercise Price Range 4 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.76	$ 0.72
Options outstanding, Number outstanding	5,538,000	200,000
Options outstanding, Weighted average remaining contractual life (years)	2 years 10 months 14 days	8 months 16 days
Options exercisable, Number outstanding	5,538,000	200,000
Options exercisable, Weighted average remaining contractual life (years)	2 years 10 months 14 days	8 months 16 days
Exercise Price Range 5 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.99	$ 0.76
Options outstanding, Number outstanding	6,610,500	5,620,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 9 months	3 years 10 months 6 days
Options exercisable, Number outstanding	3,305,250	2,810,000
Options exercisable, Weighted average remaining contractual life (years)	4 years 9 months	3 years 10 months 6 days
Exercise Price Range 6 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 1.75	$ 0.89
Options outstanding, Number outstanding	5,732,100	1,125,000
Options outstanding, Weighted average remaining contractual life (years)	2 years 1 month 6 days	3 months 15 days
Options exercisable, Number outstanding	5,732,100	1,124,998
Options exercisable, Weighted average remaining contractual life (years)	2 years 1 month 6 days	3 months 15 days
Exercise Price Range 7 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices		$ 1.75
Options outstanding, Number outstanding		5,744,400
Options outstanding, Weighted average remaining contractual life (years)		3 years 1 month 6 days
Options exercisable, Number outstanding		3,829,600
Options exercisable, Weighted average remaining contractual life (years)		3 years 1 month 6 days
Exercise Price Range 8 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices		$ 1.77
Options outstanding, Number outstanding		3,110,000
Options outstanding, Weighted average remaining contractual life (years)		1 month 27 days
Options exercisable, Number outstanding		3,110,000
Options exercisable, Weighted average remaining contractual life (years)		1 month 27 days